UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

ARS Core Equity Portfolio ETF Ticker: ACEP Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://arsinvestetfs.com/acep/

This annual shareholder report contains important information about the ARS Core Equity Portfolio ETF (the “Fund”) for the period of November 20, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/acep/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$28	0.45%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (11/20/2025)
ARS Core Equity Portfolio ETF - NAV	33.39%
S&P 500 Total Return Index	16.64%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://arsinvestetfs.com/acep/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Since the Fund’s launch on November 20, 2025, through the period ended May 31, 2026, the Fund returned +33.39%, outperforming its benchmark, the S&P 500 Total Return Index, which returned +16.64%. The Fund primarily invested in U.S. equities across various sectors, with a focus on companies that are the beneficiaries of long-term secular trends currently unfolding in the global economy, including digitalization, electrification, reindustrialization and national security. This led to the Fund holding overweight positions relative to the benchmark in the Materials, Industrials and Energy sectors.
TOP PERFORMANCE CONTRIBUTORS
The Fund’s performance benefited from exposure to companies within the Materials, Energy, and Technology sectors. Within Materials, the Fund’s exposure to Newmont Corporation and Freeport-McMoRan reflected an investment thesis centered on gold as a store of value in an inflationary environment and on copper demand tied to data center and electrical infrastructure buildout; both companies contributed as gold and copper prices rose accordingly. The Fund’s Energy holdings, led by Golar LNG and Targa Resources, were
Annual Shareholder Report: May 31, 2026

ARS Core Equity Portfolio ETF Ticker: ACEP Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://arsinvestetfs.com/acep/
positioned to benefit from global energy supply constraints, and delivered strong operating results during the Period. Within Technology, the Fund’s focus on the semiconductor industry reflected the view that artificial intelligence infrastructure buildout would drive demand for data storage and manufacturing capacity; Seagate Technology and Lam Research, direct beneficiaries of this demand, saw their share prices increase significantly
TOP PERFORMANCE DETRACTORS
The factors weighing on performance were primarily driven by select stocks within the Financial and Industrial sectors. Arthur J. Gallagher & Co. sold off on fears that artificial intelligence could disrupt the insurance brokerage industry, though the Fund’s position reflected the company’s consistent revenue growth and high client retention. Blackstone Inc., one of the leading providers of private/alternative investments, came under pressure on concerns that private credit was facing an uptick in defaults; the Fund’s exposure, however, reflected Blackstone’s diversified alternative investment business lines. Parker Hannifin, a large industrial company, saw its stock consolidate after a period of relatively strong performance. The Fund’s position reflected the company’s specialization in motion and control systems used in reindustrialization-related markets.

KEY FUND STATISTICS (as of Period End)
Net Assets	$100,160,250	Portfolio Turnover Rate*	49%
# of Portfolio Holdings	34	Fund Advisory Fees	$207,464
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.1%
Financials	13.3%
Materials	11.7%
Energy	11.4%
Industrials	10.0%
Health Care	6.7%
Consumer Discretionary	2.7%
Consumer Staples	2.0%
Real Estate	1.9%
Communication Services	1.1%
Cash and Cash Equivalents	6.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Seagate Technology Holdings PLC	6.4%
Lam Research Corp.	6.1%
Broadcom, Inc.	5.0%
Barrick Mining Corp.	4.0%
QUALCOMM, Inc.	3.4%
Parker-Hannifin Corp.	3.4%
Southern Copper Corp.	3.4%
International Business Machines Corp.	3.3%
JPMorgan Chase & Co.	3.2%
Targa Resources Corp.	3.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/acep/ You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

ARS Focused Opportunities Strategy ETF Ticker: AFOS Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://arsinvestetfs.com/afos/

This annual shareholder report contains important information about the ARS Focused Opportunities Strategy ETF (the “Fund”) for the period of June 25, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/afos/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$59	0.45%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (6/25/2025)
ARS Focused Opportunities Strategy ETF - NAV	79.48%
S&P 500 Total Return Index	25.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://arsinvestetfs.com/afos/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

Since the Fund’s launch on June 25, 2025, through the period ended May 31, 2026, the Fund returned +79.48%, outperforming its benchmark, the S&P 500 Total Return Index, which returned +25.81%. The Fund primarily invested in U.S. equities across various sectors, with a focus on companies that are the beneficiaries of long term- secular trends currently unfolding in the global economy. The Fund seeks to identify well-positioned and undervalued companies across small, mid, and large market capitalization ranges.
TOP PERFORMANCE CONTRIBUTORS
The Fund’s performance benefited from exposure to companies within the Materials, Technology and Industrial sectors. Within Materials, the Fund’s exposure to Newmont Corporation and Freeport-McMoRan reflected an investment thesis centered on gold as a store of value in an inflationary environment and on copper demand tied to data center and electrical infrastructure buildout; both companies contributed as gold and copper prices rose accordingly. The Fund's Industrial holdings, led by GE Vernova and Quanta Services, reflected a focus on infrastructure tied to power generation and grid capacity; GE Vernova benefited as a leading provider of gas turbines, while Quanta Services benefited from its role as a leading specialty infrastructure contractor supporting electricity, natural

Annual Shareholder Report: May 31, 2026

ARS Focused Opportunities Strategy ETF Ticker: AFOS Listed on: The Nasdaq Stock Market, LLC	May 31, 2026 Annual Shareholder Report https://arsinvestetfs.com/afos/

gas, and communications networks. Kratos Defense and Security Solutions was a large contributor as well, benefiting from its position as a drone manufacturer. Within Technology, the Fund's focus on the semiconductor industry reflected the view that artificial intelligence infrastructure buildout would drive demand for data storage and manufacturing capacity; Micron Technology, Western Digital, and Lam Research were beneficiaries of this demand.
TOP PERFORMANCE DETRACTORS
The factors weighing on performance were primarily driven by select stocks within the Energy, Financial and Healthcare sectors. The Fund's sale of Cheniere Energy, based on the view that shares were fully valued, preceded a rise in energy prices tied to escalating conflict in the Middle East, resulting in relative underperformance versus the sector. Blackstone Inc., one of the leading providers of private/alternative investments, came under pressure on concerns that private credit was facing an uptick in defaults; the Fund’s exposure, however, reflected Blackstone’s diversified alternative investment business lines. Regeneron Pharmaceuticals, a fully integrated biotechnology company, posted positive performance during the Period but lagged the index on a relative basis.

KEY FUND STATISTICS (as of Period End)
Net Assets	$288,938,992	Portfolio Turnover Rate*	32%
# of Portfolio Holdings	31	Fund Advisory Fees	$876,089
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	30.0%
Industrials	23.4%
Materials	11.8%
Health Care	8.2%
Energy	6.6%
Financials	5.3%
Communication Services	5.0%
Consumer Discretionary	2.6%
Utilities	2.3%
Cash and Cash Equivalents	4.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Micron Technology, Inc.	8.6%
Western Digital Corp.	6.0%
Lam Research Corp.	5.6%
Alphabet, Inc. - Class A	5.0%
NVIDIA Corp.	4.3%
Newmont Corp.	4.1%
Marathon Petroleum Corp.	4.0%
Freeport-McMoRan, Inc.	3.7%
GE Vernova, Inc.	3.6%
Quanta Services, Inc.	3.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/afos/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ACEP	AFOS
	FYE 5/31/2026	FYE 5/31/2026
(a) Audit Fees	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$1,750	$1,750
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 92.0%
Communication Services - 1.1%
Integrated Telecommunication Services - 1.1%
Comcast Corp. - Class A	44,205	$1,099,378

Consumer Discretionary - 2.7%
Restaurants - 2.7%
McDonald's Corp.	9,843	2,748,166

Consumer Staples - 2.0%
Agricultural Products & Services - 2.0%
Bunge Global SA	16,344	2,015,215

Energy - 11.4%
Integrated Oil & Gas - 2.9%
Chevron Corp.	15,681	2,861,155

Oil & Gas Exploration & Production - 2.3%
EOG Resources, Inc.	17,636	2,352,290

Oil & Gas Storage & Transportation - 6.2%
Golar LNG Ltd.	60,315	3,000,671
Targa Resources Corp.	12,624	3,220,004
		6,220,675
Total Energy		11,434,120

Financials - 13.3%
Asset Management & Custody Banks - 7.8%
Blackrock, Inc.	2,275	2,381,652
Blackstone, Inc.	26,068	3,049,174
Brookfield Asset Management Ltd. - Class A	49,355	2,398,653
		7,829,479
Diversified Banks - 3.2%
JPMorgan Chase & Co.	10,832	3,242,126

Insurance Brokers - 2.3%
Arthur J Gallagher & Co.	11,157	2,243,784
Total Financials		13,315,389

Health Care - 6.7%
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	44,211	2,527,985
Johnson & Johnson	10,665	2,403,144
The accompanying notes are an integral part of these financial statements.

1

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Novo Nordisk AS - ADR	39,777	$1,813,036
Total Health Care		6,744,165

Industrials - 10.0%
Aerospace & Defense - 4.5%
Northrop Grumman Corp.	3,237	1,824,632
RTX Corp.	14,818	2,662,202
		4,486,834
Industrial Conglomerates - 2.1%
Honeywell International, Inc.	8,979	2,135,745

Industrial Machinery & Supplies & Components - 3.4%
Parker-Hannifin Corp.	4,042	3,413,995
Total Industrials		10,036,574

Information Technology - 33.1% (a)
IT Consulting & Other Services - 5.4%
Accenture PLC - Class A	10,954	2,049,165
International Business Machines Corp.	11,170	3,326,426
		5,375,591
Semiconductor Materials & Equipment - 6.1%
Lam Research Corp.	19,358	6,159,328

Semiconductors - 10.6%
Analog Devices, Inc.	5,070	2,098,220
Broadcom, Inc.	11,265	5,032,864
QUALCOMM, Inc.	13,756	3,453,031
		10,584,115
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	7,175	2,239,031
Hewlett Packard Enterprise Co.	55,760	2,399,910
Seagate Technology Holdings PLC	7,230	6,360,954
		10,999,895
Total Information Technology		33,118,929

Materials - 11.7%
Construction Materials - 2.8%
CRH PLC	25,757	2,802,104

Copper - 3.4%
Southern Copper Corp.	17,823	3,409,563

The accompanying notes are an integral part of these financial statements.

2

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Gold Mining - 5.5%
Barrick Mining Corp.	93,262	$3,968,298
Pan American Silver Corp.	26,066	1,485,501
		5,453,799
Total Materials		11,665,466
TOTAL COMMON STOCKS (Cost $60,503,604)		92,177,402

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Telecom Tower REITs - 1.9%
Crown Castle, Inc.	20,160	1,844,640
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,809,031)		1,844,640

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.5%
First American Government Obligations Fund - Class X, 3.55% (b)	6,489,097	6,489,097
TOTAL MONEY MARKET FUNDS (Cost $6,489,097)		6,489,097

TOTAL INVESTMENTS - 100.4% (Cost $68,801,732)		$100,511,139
Liabilities in Excess of Other Assets - (0.4)%		(350,889)
TOTAL NET ASSETS - 100.0%		$100,160,250

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

3

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 95.2%
Communication Services - 5.0%
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A	37,952	$14,434,664

Consumer Discretionary - 2.6%
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	27,358	7,404,169

Energy - 6.6%
Oil & Gas Exploration & Production - 2.6%
EOG Resources, Inc.	56,858	7,583,720

Oil & Gas Refining & Marketing - 4.0%
Marathon Petroleum Corp.	46,337	11,527,256
Total Energy		19,110,976

Financials - 5.3%
Asset Management & Custody Banks - 2.1%
Blackstone, Inc.	52,647	6,158,120

Investment Banking & Brokerage - 3.2%
Morgan Stanley	44,121	9,177,168
Total Financials		15,335,288

Health Care - 8.2%
Biotechnology - 5.9%
Ascendis Pharma AS - ADR (a)	38,837	8,703,760
Biohaven Ltd. (a)	152,532	1,679,377
Regeneron Pharmaceuticals, Inc.	10,582	6,505,602
		16,888,739
Pharmaceuticals - 2.3%
Eli Lilly & Co.	6,110	6,751,550
Total Health Care		23,640,289

Industrials - 23.4%
Aerospace & Defense - 9.1%
AeroVironment, Inc. (a)	40,973	8,491,245
Boeing Co. (a)	39,948	9,233,980
BWX Technologies, Inc.	18,649	3,652,966
RTX Corp.	26,695	4,796,024
		26,174,215
The accompanying notes are an integral part of these financial statements.

4

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Construction & Engineering - 3.4%
Quanta Services, Inc.	14,024	$9,981,302

Electrical Components & Equipment - 5.2%
Eaton Corp. PLC	16,466	6,596,280
Vertiv Holdings Co. - Class A	27,024	8,531,747
		15,128,027
Heavy Electrical Equipment - 3.6%
GE Vernova, Inc.	10,648	10,310,671

Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	7,034	5,941,127
Total Industrials		67,535,342

Information Technology - 30.0% (b)
Semiconductor Materials & Equipment - 5.6%
Lam Research Corp.	50,652	16,116,454

Semiconductors - 12.9%
Micron Technology, Inc.	25,660	24,915,860
NVIDIA Corp.	58,938	12,444,169
		37,360,029
Systems Software - 3.3%
Microsoft Corp.	20,934	9,425,324

Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	20,453	6,382,563
Western Digital Corp.	32,567	17,299,916
		23,682,479
Total Information Technology		86,584,286

Materials - 11.8%
Construction Materials - 2.4%
CRH PLC	64,731	7,042,085

Copper - 3.7%
Freeport-McMoRan, Inc.	162,422	10,672,750

Diversified Metals & Mining - 1.6%
MP Materials Corp. (a)	73,728	4,770,202

The accompanying notes are an integral part of these financial statements.

5

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Gold Mining - 4.1%
Newmont Corp.	107,330	$11,785,907
Total Materials		34,270,944

Utilities - 2.3%
Independent Power Producers & Energy Traders - 2.3%
Vistra Corp.	42,167	6,756,418
TOTAL COMMON STOCKS (Cost $137,563,023)		275,072,376

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%
First American Government Obligations Fund - Class X, 3.55% (c)	13,752,291	13,752,291
TOTAL MONEY MARKET FUNDS (Cost $13,752,291)		13,752,291

TOTAL INVESTMENTS - 100.0% (Cost $151,315,314)		$288,824,667
Other Assets in Excess of Liabilities - 0.0% (d)		114,325
TOTAL NET ASSETS - 100.0%		$288,938,992

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

6

ARS ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

	ARS Core Equity Portfolio ETF	ARS Focused Opportunities Strategy ETF
ASSETS:
Investments, at value (See Note 2)	$100,511,139	$288,824,667
Dividends receivable	149,820	214,816
Dividend tax reclaims receivable	14,726	6,311
Total assets	100,675,685	289,045,794

LIABILITIES:
Payable for investments purchased	478,283	—
Payable to adviser (See Note 3)	37,152	106,802
Total liabilities	515,435	106,802
NET ASSETS	$100,160,250	$288,938,992

NET ASSETS CONSIST OF:
Paid-in capital	$68,972,205	$156,186,117
Total distributable earnings	31,188,045	132,752,875
Total net assets	$100,160,250	$288,938,992

Net assets	$100,160,250	$288,938,992
Shares issued and outstanding (unlimited shares authorized without par value)	5,012,400	6,460,000
Net asset value per share	$19.98	$44.73

COST:
Investments, at cost	$68,801,732	$151,315,314

The accompanying notes are an integral part of these financial statements.

ARS ETFs

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026

	ARS Core Equity Portfolio ETF(a)	ARS Focused Opportunities Strategy ETF(b)
INVESTMENT INCOME:
Dividend income	$868,708	$1,710,952
Less: Issuance fees	(631)	(2,885)
Less: Dividend withholding taxes	(16,903)	(151)
Total investment income	851,174	1,707,916

EXPENSES:
Investment advisory fee (See Note 3)	207,464	876,089
Total expenses	207,464	876,089
NET INVESTMENT INCOME (LOSS)	643,710	831,827

REALIZED AND UNREALIZED GAIN (LOSS)	24,471,817	120,843,335
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,058,230)	(4,984,263)
Investments in affiliated securities	—	(19)
In-kind redemptions in unaffiliated securities	35,830,008	55,639,752
In-kind redemptions in affiliated securities	—	66,003
Net realized gain (loss)	34,771,778	50,721,473

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(10,292,646)	70,187,866
Investments in affiliated securities	—	(64,127)
Net change in unrealized appreciation (depreciation)	(10,292,646)	70,123,739
Net realized and unrealized gain (loss)	24,479,132	120,845,212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,122,842	$121,677,039

(a)	Inception date of the Fund was November 20, 2025.
(b)	Inception date of the Fund was June 25, 2025.

The accompanying notes are an integral part of these financial statements.

ARS ETFs

STATEMENT OF CHANGES IN NET ASSETS

	ARS Core Equity Portfolio ETF	ARS Focused Opportunities Strategy ETF
	Period ended May 31, 2026(a)	Period ended May 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$643,710	$831,827
Net realized gain (loss)	34,771,778	50,721,473
Net change in unrealized appreciation (depreciation)	(10,292,646)	70,123,739
Net increase (decrease) in net assets from operations	25,122,842	121,677,039

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(108,381)	(615,638)
Total distributions to shareholders	(108,381)	(615,638)

CAPITAL TRANSACTIONS:
Shares sold	57,623,958	98,235,703
Shares issued from reorganization (See Note 1)	73,386,431	147,210,438
Shares redeemed	(55,864,600)	(77,568,550)
Net increase (decrease) in net assets from capital transactions	75,145,789	167,877,591

NET INCREASE (DECREASE) IN NET ASSETS	100,160,250	288,938,992

NET ASSETS:
Beginning of the period	—	—
End of the period	$100,160,250	$288,938,992

SHARES TRANSACTIONS
Shares sold	3,340,000	3,020,000
Shares issued from reorganization (See Note 1)	4,892,400	5,890,000
Shares redeemed	(3,220,000)	(2,450,000)
Total increase (decrease) in shares outstanding	5,012,400	6,460,000

(a)	Inception date of the Fund was November 20, 2025.
(b)	Inception date of the Fund was June 25, 2025.

The accompanying notes are an integral part of these financial statements.

ARS ETFs

FINANCIAL HIGHLIGHTS

ARS Core Equity Portfolio ETF

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$15.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments(c)	4.87
Total from investment operations	5.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$19.98

TOTAL RETURN(d)	33.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,160
Ratio of expenses to average net assets(e)	0.45%
Ratio of net investment income (loss) to average net assets(e)	1.40%
Portfolio turnover rate(d)(f)	49%

(a)	Inception date of the Fund was November 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ARS ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

ARS Focused Opportunities Strategy ETF

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.99

INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	19.70
Total from investment operations	19.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$44.73

TOTAL RETURN(d)	79.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$288,939
Ratio of expenses to average net assets(e)(f)	0.45%
Ratio of net investment income (loss) to average net assets(e)(f)	0.43%
Portfolio turnover rate(d)(g)	32%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

ARS Core Equity Portfolio ETF (“ACEP”) and ARS Focused Opportunities Strategy ETF (“AFOS”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
ACEP	November 20, 2025	10,000	The Nasdaq Stock Market, LLC	Non-diversified
AFOS	June 25, 2025	10,000	The Nasdaq Stock Market, LLC	Non-diversified
The investment objective for each Fund is to:

Fund	Investment Objective
ACEP	seeks to achieve long-term growth of capital and generate current income.
AFOS	seeks to achieve long term growth of capital.

As part of ACEP’s commencement of operations on November 20, 2025, ACEP received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $73,386,431 of securities which were recorded at their current value to align ACEP’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ACEP elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of November 20, 2025, was $31,384,378, resulting in net unrealized appreciation on investments of $42,002,053 as of that date. As a result of the in-kind contribution, ACEP issued 4,892,400 shares at a $15.00 per share net asset value.

As part of AFOS’s commencement of operations on June 25, 2025, AFOS received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $147,210,438 of securities which were recorded at their current value to align AFOS’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, AFOS elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 25, 2025, was $79,960,783, resulting in net unrealized appreciation on investments of $67,249,655 as of that date. As a result of the in-kind contribution, AFOS issued 5,890,000 shares at a $24.99 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to Financial Statements is from November 20, 2025 to May 31, 2026 for ACEP and from June 25, 2025 to May 31, 2026 for AFOS (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ACEP
Investments:
Common Stocks	$92,177,402	$—	$—	$92,177,402
Real Estate Investment Trusts	1,844,640	—	—	1,844,640
Money Market Funds	6,489,097	—	—	6,489,097
Total Investments	$100,511,139	$—	$—	$100,511,139

AFOS
Investments:
Common Stocks	$275,072,376	$—	$—	$275,072,376
Money Market Funds	13,752,291	—	—	13,752,291
Total Investments	$288,824,667	$—	$—	$288,824,667

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

	Distributable Earnings	Paid-in Capital
ACEP	$(35,828,469)	$35,828,469
AFOS	$(55,694,140)	$55,694,140

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ACEP	0.45%
AFOS	0.45%

ARS Investment Partners, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ACEP	$40,644,336	$41,760,993
AFOS	63,545,067	72,514,103

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
ACEP	$52,357,592	$55,053,751
AFOS	92,431,323	76,355,079

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TRANSACTION WITH AFFILIATES

AFOS’s (the “Fund”) transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the Current Fiscal Period:

Cambria Endowment Style ETF(c)
Value as of June 25, 2025(a)(b)	$110,250
Additions	17,021
Reductions	(129,128)
Realized Gain (Loss)	65,984
Net Change in Unrealized Appreciation (Depreciation)	(64,127)
Value as of May 31, 2026	$—

Capital Gain Distributions from Underlying Funds	$—

Shares as of May 31, 2026	—
Dividend / Interest Income	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.
(c)	Security was affiliated during the period but is no longer held as of May 31, 2026.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	ACEP	AFOS
Tax cost of Investments	$68,978,435	$151,771,035
Gross tax unrealized appreciation	32,473,379	140,441,297
Gross tax unrealized depreciation	(940,675)	(3,387,665)
Net tax unrealized appreciation (depreciation)	$31,532,704	$137,053,632
Undistributed ordinary income	535,850	265,385
Undistributed long-term gain	—	—
Total distributable earnings	535,850	265,385
Other accumulated gain (loss)	(880,509)	(4,566,142)
Total accumulated gain (loss)	$31,188,045	$132,752,875

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period, there were no post-October late year losses and post-October capital losses.

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ACEP	$(505,027)	$(375,482)
AFOS	(3,025,373)	(1,540,769)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period was as follows:

Fiscal Period ended May 31, 2026
Ordinary Income
ACEP(a)	$108,381
AFOS(b)	615,638
(a) Inception date of the Fund was November 20, 2025.
(b) Inception date of the Fund was June 25, 2025.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ARS ETFs and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ARS Core Equity Portfolio ETF and ARS Focused Opportunities Strategy ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting the EA Series Trust	Statement Of Operations	Statement of Changes in Net Assets	Financial Highlights
ARS Core Equity Portfolio ETF	For the period November 20, 2025 (commencement of operations) through May 31, 2026.	For the period November 20, 2025 (commencement of operations) through May 31, 2026.	For the period November 20, 2025 (commencement of operations) through May 31, 2026.
ARS Focused Opportunities Strategy ETF	For the period June 25, 2025 (commencement of operations) through May 31, 2026.	For the period June 25, 2025 (commencement of operations) through May 31, 2026.	For the period June 25, 2025 (commencement of operations) through May 31, 2026.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditors of one or more of the funds in the Trust since 1999.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

ARS ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ACEP	100.00%
AFOS	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

ACEP	87.32%
AFOS	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

ACEP	0.00%
AFOS	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026